Intangible Assets and Liabilities - Amortization Expense and Rental Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired In-Place Leases | Continuing Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	$ 1.4	$ 1.6	$ 1.9
Acquired In-Place Leases | Discontinued Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	1.8	4.0	9.2
Above (Below) Market Leases [Member] | Continuing Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	3.8	4.2	4.3
Above (Below) Market Leases [Member] | Discontinued Operations
Acquired Indefinite-lived Intangible Assets and Liabilities [Line Items]
Amortization of Intangible Assets	$ 4.2	$ 7.4	$ 14.0